Submission	Sep. 12, 2025
Submission [Line Items]
Central Index Key	0001839530
Registrant Name	XBP Global Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A